Divestitures (Details) $ in Millions						12 Months Ended
	Sep. 13, 2022 CAD ($) gas_station	Jun. 08, 2022 CAD ($)	May 31, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets						$ 0
Before-tax gain (loss) on disposal						$ 14	$ 269
Retail
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal	$ 74
After-tax gain (loss) on disposal	$ 56
Number of stores sold | gas_station	337
Consideration for sale of assets held for sale	$ 404
Tucker
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets					$ 730
Before-tax gain (loss) on disposal					165
After-tax gain (loss) on disposal					$ 126
Wembley
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets				$ 221
Before-tax gain (loss) on disposal				76
After-tax gain (loss) on disposal				$ 58
White Rose Field
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal			$ 62
After-tax gain (loss) on disposal			$ 47
Percentage of working interest acquired			12.50%
Payment to transfer working interest			$ 50
Headwater Exploration Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets		$ 110
Before-tax gain (loss) on disposal		0
After-tax gain (loss) on disposal		$ 0